Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, New York 10036

April 27, 2007

VIA EDGAR TRANSMISSION

Mr. Matthew Benson

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Smart & Final Inc.

Preliminary Proxy Statement on Schedule 14A

Mr. Benson:

On behalf of Smart & Final Inc., a Delaware corporation (the "Company"), we are hereby responding to comments by the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") contained in your letter dated April 11, 2007 (the "Comment Letter"), in connection with the preliminary proxy statement referenced above. Page references contained in this response are to the definitive proxy statement that is being filed simultaneously with this response (the "Proxy Statement"). For convenience of reference, each of the Staff’s comments is reproduced below in bold under the Staff’s topic headings, followed in each case by the related Company response. The Proxy Statement also includes other changes that are intended to update, clarify and render more complete the information contained therein.

Opinion of the Financial Advisor

1.	According to your disclosure on page 26, you provided Goldman Sachs with certain appraisals prepared by Cushman & Wakefield, Inc. Accordingly, it appears that you should provide the disclosure required by Item 14(b)(6) of Schedule 14A. Please revise accordingly or advise.

Item 14(b)(6) of Schedule 14A provides that "[i]f a report, opinion or appraisal materially relating to the transaction has been received from an outside party, and is referred to in the proxy statement, furnish the information required by Item 1015(b) of Regulation M-A" (emphasis added). The disclosure provided for by Item 14(b)(6) of Schedule 14A has not been included because the appraisals prepared by Cushman & Wakefield, Inc. ("C&W") do not "materially relate" to the transaction described in the Proxy Statement.

Mr. Matthew Benson

U.S. Securities and Exchange Commission

April 27, 2007

In June 2006, the Company and Goldman Sachs & Co. ("Goldman Sachs") engaged C&W to provide certain real estate appraisals to assist the Company in determining the current market value of its real estate assets. The Company believed that obtaining these appraisals would be prudent given that the Company’s real estate assets could be used as a potential source of financing for a prospective acquiror in an acquisition transaction. The Company had observed a recent acquisition transaction in the retail industry in which a portion of the transaction financing was supported by the target company’s real estate assets. The Company wanted to be prepared to provide the appraisals to potential financing sources in the event that real estate financing was the preferred method of financing all or part of the acquisition of the Company.

The transaction committee of the Company’s board of directors (the "Transaction Committee") was apprised that the C&W appraisals were being obtained for the purposes set forth in the preceding paragraph, and the results of the C&W appraisals were summarized for the Transaction Committee and included in summary form in the confidential information memorandum provided to potential acquirors. Neither the Transaction Committee nor the full board of directors of the Company, however, engaged in any substantive discussions regarding the results of the C&W appraisals, and the C&W appraisals were not used to any material extent by the Transaction Committee or the full board of directors of the Company for the purpose of evaluating the proposed merger described in the Proxy Statement.

Goldman Sachs has informed the Company that the C&W appraisals were not material to its fairness analysis of the proposed merger transaction. However, it is Goldman Sachs’ standard practice to make reference to any appraisals it receives in the text of its fairness opinion (which is attached to the Proxy Statement as Annex C). Because the C&W appraisals are referenced in Annex C to the Proxy Statement, the Company believes it is appropriate to make reference to the C&W appraisals in the section of the Proxy Statement entitled "The Merger—Opinion of Financial Advisor."

A similar situation was presented in the Registration Statement on Form S-4 filed by SUPERVALU INC. and New Albertson’s, Inc. (File No. 333-132397). There, the Commission issued a similar comment regarding C&W appraisals referred to in the summary of the analyses of Goldman Sachs and another financial advisor. In response, the registrants ultimately revised the disclosure to indicate that the appraisals were not material to the analyses of Goldman Sachs or the other financial advisor. In light of the foregoing, the Company has revised the Proxy Statement to indicate that the C&W appraisals were not material to Goldman Sachs’ fairness analysis.

The Merger Agreement, page 48

2.

We note your disclosure that the merger agreement is "[n]ot intended to provide any other factual information about the Company." We note similar disclosure in the Form 8-K you filed on February 20, 2007. Please revise these documents to remove any potential implication that the referenced merger agreement, or any

Mr. Matthew Benson

U.S. Securities and Exchange Commission

April 27, 2007

descriptions of its terms, does not constitute public disclosure under the federal securities laws.

The Company has revised the disclosure on page 49 of the Proxy Statement and filed an amendment to the above-referenced Form 8-K immediately prior to the filing of the Proxy Statement.

3.	We note your disclosure, "[i]nformation concerning the subject matter of the Company’s representations and warranties may have changed since the date of the merger agreement, and subsequent information may or may not be fully reflected in its public disclosures." Please be advised that, notwithstanding the inclusion of a general disclaimer, you are responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements included in the proxy statement not misleading. Please confirm your understanding in this regard.

The Company confirms that it understands its obligation to make additional specific disclosures of material information regarding material contractual provisions so that the statements included in the Proxy Statement are not misleading. In addition to the foregoing, the Company acknowledges that:

1.	the Company is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement;

2.	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Proxy Statement; and

3.	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

Mr. Matthew Benson

U.S. Securities and Exchange Commission

April 27, 2007

Thank you for your consideration. If you have any questions regarding the Company’s responses to the comments of the Staff, or require additional information, please contact me at (212) 735-3380.

Sincerely,

/s/ JEFFREY W. TINDELL
Jeffrey W. Tindell, Esq.
cc:	H. Christopher Owings

U.S. Securities and Exchange Commission

Ellie Quarles

U.S. Securities and Exchange Commission

Kurt Murao

U.S. Securities and Exchange Commission

Donald Alvarado, Esq.

Smart & Final Inc.